Taxes On Income (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2011	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Subsequent Event [Member]	Dec. 31, 2013 Internal Revenue Service (IRS) [Member] USD ($)	Dec. 31, 2013 Domestic Tax Authority [Member] USD ($)	Dec. 31, 2013 NORWAY USD ($)	Dec. 31, 2013 BRAZIL USD ($)	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Internal Revenue Service (IRS) [Member]	Dec. 31, 2013 Minimum [Member] Domestic Tax Authority [Member]	Dec. 31, 2013 Minimum [Member] Foreign Tax Authority [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member] Internal Revenue Service (IRS) [Member]	Dec. 31, 2013 Maximum [Member] Domestic Tax Authority [Member]	Dec. 31, 2013 Maximum [Member] Foreign Tax Authority [Member]
Taxes On Income [Line Items]
Israeli tax rate	25.00%	25.00%	24.00%		26.50%
Period of tax exemption	2 years
Period in which investment must be made	3 years
Minimum qualifying investment	300
Experation period since approval				14 years
Experation period since enterpise began operating				12 years
Experation period since beginning of the year of election				12 years
Foreign investors' company tax benefits period				10 years
Foreign investors' company tax benefits pecent										10.00%				25.00%
Number of capital investment programs granted approved enterprise status				3
Number of capital investment programs under beneficiary enterprise status				2
Amended tax rate 2011 and 2012							15.00%
Amended tax rate 2013 and 2014							12.50%
Amended tax rate 2015 and thereafter							12.00%
Valuation allowance		72,588		81,665
Net operating losses						2,662	137,560	42,790	8,178
Israeli capital loss							4,770
Annual limit against taxable income									30.00%
Accrued interest and penalties		$ 51		$ (83)
Open Tax Year											2009	2009	2002		2012	2012	2012